The Commonwealth of Massachusetts

William Francis Galvin
Secretary of the Commonwealth
One Ashburton Place, Boston, Massachusetts 02108-1512

Articles of Amendment

(General Laws, Chapter 156D; Section 10.06; 950 CMR 113.33)

Exact name of corporation: Haemonetics Corporation 042882273

Registered office address: c/o Tax Department, 400 Wood Road, Braintree, MA 02184
(number, street, city or town, zip code)

These articles of amendment affect article(s): III
(specify the number(s) of article(s) being amended (I-VI))

Adopted and approved on: August 9, 2006 by
(month/day/year)

Check the appropriate box below:

- [ ] the incorporators.
- [ ] the board of directors without shareholder approval and shareholder approval was not required.
- [x] the board of directors and the shareholders in the manner required by law and the articles of organization.

State the article number and the text of the amendment. If the amendment authorizes an exchange, or effects a reclassification or cancellation, of issued shares, state the provisions for implementing the action unless contained in the text of the amendment.

3

P.C.

8/29/85

To change the number of shares and the par value (if any)* of any type, or to designate a class or series, of stock, or change a designation of class or series of stock, which the corporation is authorized to issue, complete the following:

The total presently authorized is:

WITHOUT PAR VALUE		WITH PAR VALUE		
TYPE	NUMBER OF SHARES	TYPE	NUMBER OF SHARES	PAR VALUE
		Common	80,000,000	$.01

Change the total authorized to:

WITHOUT PAR VALUE		WITH PAR VALUE		
TYPE	NUMBER OF SHARES	TYPE	NUMBER OF SHARES	PAR VALUE
		Common	150,000,000	$.01

The foregoing amendment(s) will become effective when these Articles of Amendment are filed in accordance with General Laws, Chapter 156D, § 1.25 unless these articles specify, in accordance with the vote adopting the amendment a later effective date not more than ninety days after such filing, in which event the amendment will become effective on such later date.

Later effective date: ______________________

Signed by [signature]

Brad Nutter

(Please check appropriate box)

☐ Chairman of the Board

☒ President

☐ Other Officer

☐ Court-appointed fiduciary

on this 18th day of August, 2006

613798

990514

COMMONWEALTH OF MASSACHUSETTS

William Francis Galvin
Secretary of the Commonwealth
One Ashburton Place, Boston, Massachusetts 02108-1512

Articles of Amendment
(General Laws, Chapter 156D, Section 10.06)

I hereby certify that upon examination of these Articles of Amendment, it appears that the provisions of the General Laws relative thereto have been complied with, and the filing fee in the amount of $70,000 having been paid, said articles are deemed to have been filed with me this 21st day of August 2006 at 3:27 a.m./p.m.
time

Effective date: ____________________

WILLIAM FRANCIS GALVIN
Secretary of the Commonwealth

2006 AUG 21 PM 3:27

Examiner

Name approval

C

M

Filing fee: $275.00 for up to 275,000 shares plus $100 for each additional 100,000 shares or any fraction thereof.

TO BE FILLED IN BY CORPORATION
Contact Information:

Carlene P. Moore, Corporate Paralegal

Nixon Peabody LLP, 100 Summer Street

Boston, Massachusetts 02110

Telephone: (617) 345-1000

Email: cmoore@nixonpeabody.com

A copy of this filing will be available on-line at www.sec.state.ma.us/cor once the document is filed.

The Commonwealth of Massachusetts

OFFICE OF THE MASSACHUSETTS SECRETARY OF STATE
MICHAEL J. CONNOLLY, Secretary
ONE ASHBURTON PLACE, BOSTON, MASSACHUSETTS 02108

ARTICLES OF AMENDMENT
General Laws, Chapter 156B, Section 72

FEDERAL IDENTIFICATION No. [illegible]

We John F. White
Alicia R. Lopez

President/Vice President, and Clerk/Assistant Clerk of

Haemonetics Corporation
(EXACT Name of Corporation)

located at: 400 Wood Road, Braintree, Massachusetts, 02184
(MASSACHUSETTS Address of Corporation)

do hereby certify that these ARTICLES OF AMENDMENT affecting Articles NUMBERED: 3

(Number those articles 1, 2, 3, 4, 5 and/or 6 being amended hereby)

of the Articles of Organization were duly adopted at a meeting held on July 23, 19 93, by vote of:

22,539,147 shares of Common Stock (type, class & series, (if any)) out of 27,895,026 shares outstanding,

~~shares of (type, class & series, (if any)) out of shares outstanding, and~~

~~shares of (type, class & series, (if any)) out of shares outstanding,~~

CROSS OUT INAPPLICABLE CLAUSE

being at least a majority of each type, class or series outstanding and entitled to vote thereon: [1]

~~being at least two-thirds of each type, class or series outstanding and entitled to vote thereon and of each type, class or series of stock whose rights are adversely affected thereby: [2]~~

See Attachment A

C ☐
P ☐
M ☐
R.A. ☐

[1] For amendments adopted pursuant to Chapter 156B, Section 70.
[2] For amendments adopted pursuant to Chapter 156B, Section 71.

Note: If the space provided under any Amendment or item on this form is insufficient, additions shall be set forth on separate 8½ x 11 sheets of paper leaving a left-hand margin of at least 1 inch for binding. Additions to more than one Amendment may be continued on a single sheet so long as each Amendment requiring each such addition is clearly indicated.

5
P.C.

8-24-1993

To CHANGE the number of shares and the par value (if any) of any type, class or series of stock which the corporation is authorized to issue, fill in the following:

The total presently authorized is:

WITHOUT PAR VALUE STOCKS

TYPE	NUMBER OF SHARES
COMMON:	None
PREFERRED:	None

WITH PAR VALUE STOCKS

TYPE	NUMBER OF SHARES	PAR VALUE
COMMON:	40,000,000	$.01
PREFERRED:	None	N/A

CHANGE the total authorized to:

WITHOUT PAR VALUE STOCKS

TYPE	NUMBER OF SHARES
COMMON:	None
PREFERRED:	None

WITH PAR VALUE STOCKS

TYPE	NUMBER OF SHARES	PAR VALUE
COMMON:	80,000,000	$.01
PREFERRED:	None	N/A

ATTACHMENT A

RESOLVED: That the Articles of Organization of this Corporation be and they hereby are amended to increase the number of shares of Common Stock which the corporation has the authority to issue from 40,000,000 shares to 80,000,000 shares; and that John F. White, President and Alicia R. Lopez, Clerk be and they each hereby are authorized to execute and file in the name and on behalf of this corporation, Articles of Amendment to the Articles of Organization of this Corporation to accomplish the foregoing, such Articles of Amendment to be in the form filed with the minutes of this meeting.

2367o

The foregoing amendment will become effective when these articles of amendment are filed in accordance with Chapter 156B, Section 6 of The General Laws unless these articles specify, in accordance with the vote adopting the amendment, a later effective date not more than thirty days after such filing, in which event the amendment will become effective on such later date. LATER EFFECTIVE DATE: ____________________

IN WITNESS WHEREOF AND UNDER THE PENALTIES OF PERJURY, we have hereunto signed our names this 23rd day of July, in the year 19 93.

John F. White
John F. White ______________________ President/Vice President

Alicia R. Lopez
Alicia R. Lopez ______________________ Clerk/Assistant Clerk

438923

3 of

SECRETARY OF STATE
RECEIVED

1993 AUG 23 AM 9:51

CORPORATION DIVISION

THE COMMONWEALTH OF MASSACHUSETTS

ARTICLES OF AMENDMENT

GENERAL LAWS, CHAPTER 156B, SECTION 72

I hereby approve the within articles of amendment and, the filing fee in the amount $ 40,000.00 having been paid, said articles are deemed to have been filed with me this 23rd day of AUGUST 19 93.

Michael Joseph Connolly

MICHAEL J. CONNOLLY
Secretary of State

TO BE FILLED IN BY CORPORATION

PHOTOCOPY OF ARTICLES OF AMENDMENT TO BE SENT

TO: Mary Ellen O'Hara

Hutchins, Wheeler & Dittmar
A Professional Corporation
101 Federal Street, Boston, MA 02110

Telephone: 617-951-6600